J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated September 14, 2015

to the Summary Prospectuses and Prospectuses dated July 1, 2015, as supplemented

Portfolio Manager Changes. Effective October 1, 2015 (“Effective Date”), Douglas Swanson will be taking a leave of absence and will not be involved in the day-to-day management of the JPMorgan Core Bond Fund (the “Fund”). Effective immediately, Barbara Miller will assume the role as lead portfolio manager for the Fund and Richard Figuly will be added to the portfolio management team. Christopher Nauseda will continue in his role as a portfolio manager of the Fund. Mr. Swanson will continue to serve as portfolio manager of the Fund until the Effective Date and will work with the rest of the portfolio management team to transition his responsibilities. If and when Mr. Swanson returns from his leave of absence, an announcement will be made on his role in the JPMIM fixed income team.

On the Effective Date, all references to Douglas Swanson are hereby deleted and effective immediately, the following portfolio manager information is added for the JPMorgan Core Bond Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard Figuly	2015	Managing Director

In addition, the following replaces the paragraphs entitled “Core Bond Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers”:

Core Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Fund since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (“GFICC”) effective September 2015. She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since 2007 which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Ms. Miller also serves as a portfolio manager of the JPMorgan SmartAllocation Income Fund. Douglas Swanson served as lead portfolio manager responsible for the day-to-day management of the Fund until September 14, 2015. In connection with the appointment of Ms. Miller as lead portfolio manager, Mr. Swanson will continue as portfolio manager of the Fund until October 1, 2015. Richard D. Figuly, Managing Director, became part of the team responsible for management of the Fund in September 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Christopher Nauseda, Vice President, began participating in the management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1982, Mr. Nauseda is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for assisting with certain J.P. Morgan Funds and managing institutional taxable bond portfolios.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CB-PM-915

J.P. MORGAN INCOME FUNDS

JPMorgan Mortgage-Backed Securities Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated September 14, 2015

to the Summary Prospectuses and Prospectuses dated July 1 2015, as supplemented

Portfolio Manager Changes. Effective October 1, 2015 (“Effective Date”), Douglas Swanson will be taking a leave of absence and will not be involved in the day-to-day management of the JPMorgan Mortgage-Backed Securities Fund (the “Fund”). Effective immediately, Richard Figuly will be added to the portfolio management team. Michael Sais and Henry Song will continue in their role as portfolio managers of the Fund. Mr. Swanson will continue to serve as portfolio manager of the Fund until the Effective Date and will work with the rest of the portfolio management team to transition his responsibilities. If and when Mr. Swanson returns from his leave of absence, an announcement will be made on his role in the JPMIM fixed income team.

On the Effective Date, all references to Douglas Swanson are hereby deleted and effective immediately, the following portfolio manager information is added for the JPMorgan Mortgage-Backed Securities Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director

In addition, the following replaces the paragraphs entitled “Mortgage-Backed Securities Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers”;

Mortgage-Backed Securities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

Douglas Swanson served as lead portfolio manager responsible for the day-to-day management of the Fund until September 14, 2015. Mr. Swanson will continue as portfolio manager of the Fund until October 1, 2015. Richard D. Figuly, Managing Director, became part of the team responsible for management of the Fund in September 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities Group (“GFICC”) and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Michael Sais, Managing Director and CFA charterholder, is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and has been part of the team responsible for the management of the Fund since 2005. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. Henry Song, Executive Director and CFA charterholder, began participating in the management of the Fund in July 2014. An employee of JPMIM since 2005, Mr. Song is a member of GFICC group and is a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Song previously supported GFICC client portfolio managers in reporting as well as client communications.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MBS-PM-915

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

JPMorgan Mortgage-Backed Securities Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated September 14, 2015

to the Statement of Additional Information dated July 1, 2015, as supplemented

Portfolio Manager Changes. Effective October 1, 2015 (“Effective Date”), Douglas Swanson will be taking a leave of absence and will not be involved in the day-to-day management of the JPMorgan Core Bond Fund (“Core Bond Fund”) and JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) (collectively, the “Funds”). Effective immediately, Barbara Miller will assume the role as lead portfolio manager for the Core Bond Fund and Richard Figuly will be added to the portfolio management team for both Funds. Michael Sais and Henry Song will continue in their role as portfolio managers of the Mortgage-Backed Securities Fund and Christopher Nauseda will continue in his role as portfolio manager of the Core Bond Fund. Mr. Swanson will continue to serve as portfolio manager of the Fund until the Effective Date and will work with the rest of the portfolio management team of each Fund to transition his responsibilities. If and when Mr. Swanson returns from his leave of absence, an announcement will be made on his role in the JPMIM fixed income team.

On the Effective Date, all references to Douglas Swanson are hereby deleted and effective immediately, the following portfolio managers’ information is added to “Portfolio Managers’ Other Account Managed” and “Portfolio Managers’ Ownership of Securities” sections of the SAI Part I.

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers specified below as of August 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Core Bond Fund
Barbara Miller	1	45,182	1	2,7646	40	1,839,589
Richard Figuly	8	16,011,116	9	2,412,507	38	10,954,896

Mortgage-Backed Securities Fund
Richard Figuly	8	16,011,116	9	2,412,507	38	10,954,896
Michael Sais*	4	3,806,727	1	86,553	10	7,172,760
Henry Song	6	13,197,676	0	0	24	4,243,126

*	As of 2/28/15.

The following table shows information on the other accounts managed by the portfolio managers specified below that have advisory fees wholly or partly based on performance as of August 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Core Bond Fund
Barbara Miller	0	0	0	0	0	0
Richard Figuly	0	0	0	0	2	1,107,600

Mortgage-Backed Securities Fund
Richard Figuly	0	0	0	0	2	1,107,600
Michael Sais*	0	0	0	0	2	639,312
Henry Song	0	0	0	0	0	0

*	As of 2/28/15.

SUP-CBMBS-PM-915

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by portfolio managers specified below as of August 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Barbara Miller					X
Richard Figuly				X

Mortgage-Backed Securities Fund
Richard Figuly	X
Michael Sais*							X
Henry Song*				X

*	As of 2/28/15.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE